Touchstone US Quality Bond Fund Expense Example, No Redemption - Touchstone US Quality Bond Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	672
Expense Example, No Redemption, 5 Years	1,224
Expense Example, No Redemption, 10 Years	$ 2,729